Balance Sheets (Parenthetical) (USD $)	Feb. 28, 2011	Feb. 28, 2010
Statement of Financial Position [Abstract]
Preferred stock Authorized shares	20,000,000	20,000,000
Common stock Authorized shares	$ 200,000,000	$ 200,000,000
Common stock value Issued	$ 54,003,827	$ 53,753,827